SCHEDULE 14A INFORMATION
PROXY STATEMENT PURSUANT TO SECTION 14(A) OF THE SECURITIES EXCHANGE ACT OF 1934


Filed by the Registrant                          X
                                                ---
Filed by a Party other than the Registrant
                                                      ----

Check the appropriate box:

 X    Preliminary Proxy Statement
- - ---
      Confidential, for Use of the Commission Only (as permitted by Rule
- - ----  14a-6(e)(2))
      Definitive Proxy Statement
- - ----
      Definitive Additional Materials
- - ----
      Soliciting Material Pursuant to Section  240.14a-11(c) or
- - ----  Section  240.14a-12


                    ACCEL INTERNATIONAL CORPORATION
               (Name of Registrant as Specified in Its Charter)

Payment of Filing Fee (Check appropriate box):

 X    $125 per Exchange Act Rules 0-11(c)(1)(ii), 14a-6(i)(1), 14a-6(i)(2) or
- - ---   Item 22(a)(2) of Schedule 14A.

      $500 per each party to the controversy pursuant to Exchange Act Rule
- - ----    14a-6(i)(3).

      Fee computed on table below per Exchange Act Rules 14a-6(i)(4) and 0-11.
- - ----
            1) Title of Each class of securities to which transaction applies:

            2)    Aggregate number of securities to which transaction applies:

            3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (Set forth the amount on which the filing fee is calculated and state how it was determined):

            4)    Proposed maximum aggregate value of transaction:

            5)    Total fee paid:

      Check box if any part of the fee is offset as provided by Exchange Act
- - ---- Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.

      1)    Amount Previously Paid:
      2)    Form Schedule or Registration Statement No.:
      3)    Filing Party:
      4)    Date Filed:

                        ACCEL International Corporation
                             475 Metro Place North
                              Dublin, Ohio 43017
                                 614-764-7000


                                                    May XX, 1996

DEAR STOCKHOLDER:

You are cordially invited to attend the Annual Meeting of Stockholders to be held at 10:00 A.M., local time, on Tuesday, June 11, 1996, at the Stouffer Renaissance Dublin Hotel, 600 Metro Place North, Dublin, Ohio, located in the Metro Center Complex. Formal notice of the Annual Meeting and the Proxy Statement are attached. I hope that you will be able to attend and participate in the meeting, at which time we will have the opportunity to review the business and operations of the Company.

The matters to be acted upon by our stockholders are set forth in the attached Notice of Annual Meeting. It is important that your shares be represented and voted at the meeting, whether or not you are personally able to attend. Accordingly, after reading the attached Proxy Statement, would you kindly sign, date and return the enclosed proxy card.

                                          Sincerely yours,

                                          /s/ Thomas H. Friedberg
                                          Thomas H. Friedberg
                                          Chairman of the Board,
                                          President, & Chief Executive Officer

                        ACCEL International Corporation
                             475 Metro Place North
                              Dublin, Ohio 43017

                   NOTICE OF ANNUAL MEETING OF STOCKHOLDERS
                                 June 11, 1996

TO THE STOCKHOLDERS OF ACCEL INTERNATIONAL CORPORATION:

The Annual Meeting of Stockholders of ACCEL International Corporation, a Delaware corporation (the "Company"), will be held at the Stouffer Renaissance Dublin Hotel, 600 Metro Place North, Dublin, Ohio, on June 11 1996, at 10:00 A.M., to consider and vote on the following matters described in the attached Proxy Statement:

      1.    The election of ten directors to serve for a one-year term.
      2. A proposal to amend Article Fourth of the Certificate of Incorporation of ACCEL International Corporation in order to increase the total number of authorized shares of Common Stock, $.10 par value, from 10,000,000 to 15,000,000.
      3.    A proposal to approve adoption of the 1996 Stock Incentive Plan.
      4. The transaction of such other business as may properly come before the meeting, or any adjournments thereof.

April 12, 1996 has been fixed as the record date for determining stockholders entitled to notice of and to vote at the Annual Meeting. Only stockholders of record at the close of business on that date are entitled to receive notice of and to vote at the meeting or any adjournments thereof. A complete list of stockholders entitled to vote at the meeting will be available for examination by any stockholder at the Company's offices from May XX, 1996 until the day before the Annual Meeting.

                                          By Order of the Board of Directors

                                          Nicholas Z. Alexander, Secretary
Dublin, Ohio
May XX, 1996

IF YOU ARE UNABLE TO BE PRESENT AT THE MEETING, WE URGE YOU TO SIGN AND RETURN THE ENCLOSED PROXY IN THE ENCLOSED ADDRESSED ENVELOPE WHICH IS INTENDED FOR YOUR CONVENIENCE AND WHICH REQUIRES NO POSTAGE IF MAILED IN THE U.S.A. THE PROXY IS REVOCABLE AT ANY TIME AND WILL NOT AFFECT YOUR RIGHT TO VOTE IN PERSON IN THE EVENT YOU ATTEND THE MEETING.

                        ACCEL International Corporation
                             475 Metro Place North
                              Dublin, Ohio 43017

                                PROXY STATEMENT

                        Annual Meeting of Stockholders
                           To Be Held June 11, 1996

              Furnished By The Board of Directors of The Company

                                                                  May XX, 1996

The Board of Directors of ACCEL International Corporation, a Delaware corporation (the "Company"), is soliciting proxies, the form of which is enclosed, for the Annual Meeting of Stockholders to be held on June 11, 1996. The cost of such solicitation will be borne by the Company. Officers, directors and regular employees of the Company may communicate with stockholders personally or by mail, telephone, telegram or otherwise for the purpose of soliciting such proxies, but the Company will pay no additional compensation for such solicitation. The Company and any authorized agent of the Company will request brokers and other custodians, nominees and fiduciaries to forward proxy soliciting material to the beneficial owners of shares held of record by such persons and will reimburse the reasonable out-of-pocket expenses in forwarding such material. This Proxy Statement is being mailed on or about April XX, 1996.

Any stockholder giving a proxy has the power to revoke it at any time before it is voted by a later appointment received by the Secretary of the Company or by giving notice of such revocation to the Secretary of the Company in writing or in open meeting. All duly executed proxies received prior to the meeting and not revoked will be voted at the meeting. The enclosed proxy contains space in which the stockholder may insert instructions as to the way the stockholder wishes his shares to be voted. When such proxy is properly executed and returned, the shares it represents will be voted at the meeting as directed. If no specification is indicated, the shares will be voted "For" the election as directors of the nominees listed below under "Election of Directors".

April 12, 1996 has been fixed as the record date for the determination of stockholders entitled to such notice of and to vote at the Annual Meeting or any adjournments thereof. On that date the total number of outstanding shares of the Company entitled to vote at the meeting was 4,456,432 shares of Common Stock, $.10 par value, (the "Common Stock"). The holder of each share of such stock is entitled to one vote. Pursuant to applicable law, broker non-votes and abstentions will not be counted in favor of or against the election of any nominee for director or any of the other proposals to be presented at the meeting. Any stockholder who abstains from voting on any such proposal will in effect be voting against it.

                           1.  ELECTION OF DIRECTORS
In accordance with the Bylaws of the Company, the number of directors has been fixed at ten by action of the Board of Directors. Directors are elected annually to serve until the next Annual Meeting of Stockholders, and until their successors are elected and qualified. The election of directors is decided by a plurality of the votes cast by the shares entitled to vote in the election. In the absence of instructions to the contrary, it is the intention of the persons named in the proxy to vote the proxies for the election as directors of the persons nominated below. Although the Board of Directors has no reason to believe that any of the nominees set forth below will not serve, in the event that vacancies occur, the proxies will be voted for the election of such nominees, if any, as shall be designated by the Board of Directors or a duly authorized committee thereof.


                                   NOMINEES
                               TERM EXPIRES 1997

                                                                                         Number of shares of
                                                                                         Common Stock owned
                                                                                         beneficially, directly
                                                                                         or indirectly, on
Name, Position with             Principal Occupation                                     January 31, 1996
the Company and Age             for past five years/                         Director    (except as otherwise     Percent
(as of January 31, 1996)        other Directorships                           Since       noted)(1)               of Class


Robert Betagole                 President of Mike Albert                      1970          49,529(5)             1.1%
   Director, 67                 Leasing, Inc., Cincinnati, OH.

David T. Chase (2)              President and Chief Executive
   Director, 66                 Officer of D.T. Chase                         1985           4,500(6)              *
                                Enterprises, Inc., Hartford, CT.

Douglas J. Coats                Executive Vice President of the               1995           -                     -
   Director, 63                 Company since May 23, 1995.
                                Prior thereto he was Executive
                                Vice President of Ranger Insurance
                                Company, Houston, TX since August,
                                1987.

Raymond H. Deck(2)(3)(4)        President of Chase Insurance                  1990          98,815                2.2%
   Director, 73                 Enterprises, Inc., Hartford, CT.
                                Also, is a director of SCOR U.S.
                                and Scor Re, New York, NY.

Robert E. Fowler, III           Senior Vice President,                        1995            -                    -
   Director, 37                 Chase Enterprises, Hartford, CT,
                                since July, 1990.  Prior thereto, he
                                was a Vice President, CITIBANK,
                                N.A., New York, NY.

Thomas H. Friedberg (2)         Chairman of the Board and Chief               1995          14,500                 *
   President, 57                Executive Officer of the Company
   Chief Executive              since May 23, 1995.  Appointed
   Officer and Director         President as of October 15, 1995.
                                Previously served as a Director of the
                                Company form 1990 to March 1995.
                                Prior thereto he was Chairman of the
                                Board, President and Chief Executive
                                Officer of Ranger Insurance Company,
                                Houston, TX, since January, 1987.

Kermit G. Hicks(2)(3)(4)        President of Hicks Chevrolet,                 1981          28,087(7)              *
   Director, 60                 Inc., Greencastle, PA. Also,
                                Chairman of the Board of Tower
                                Bancorp Inc., and its wholly owned
                                subsidiary First National Bank of
                                Greencastle.

Stephen M. Qua(2)(3)(4)         President of Qua Buick/                       1970          18,698(8)              *
   Director, 63                 Suzuki, Inc. Cleveland, OH.


Milton J. Taylor, Sr.           President of the Taylor Team                  1991           6,500(9)              *
   Director, 69                 of Dealerships, Lancaster, OH:
                                Taylor Chevrolet, Inc., and Milt
                                Taylor Lincoln-Mercury, Inc.

Paul R. Whitters                Consultant. Retired President                 1991           5,050                 *


   Director, 70                 of Frankona Reinsurance
                                Company, Kansas City, MO.


All Directors and Officers
   as a group (14 persons)                                                                  371,002(10)           8.3%


(1) On January 31, 1996, there were 4,456,432 shares of the Company Common Stock issued and outstanding. Except as noted, includes shares owned by spouse, minor children or certain other family members, or held as custodian or trustee for the benefit of spouse or children, or owned by corporations of which such person is an officer or principal stockholder, over which shares such directors have sole or shared voting or investment power. With respect to each Director other than Messrs. Coats and Fowler, includes an aggregate of 36,000 shares which are subject to immediately exercisable options.

(2)   Member of Executive Committee (Mr. Friedberg, Chairman).

(3)   Member of Audit Committee (Mr. Qua, Chairman).

(4)   Member of Compensation Committee (Mr. Deck, Chairman).

(5) Includes 7,581 shares as to which Mr. Betagole disclaims beneficial ownership.

(6) David T. Chase disclaims beneficial ownership, for purposes of Section 13(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), of 1,351,454 shares of Common Stock or 30.3% of the shares outstanding, owned by Chase Insurance Holdings Corporation ("CIHC"), which is a wholly-owned subsidiary of American Ranger, Inc. ("ARI"). ARI is owned 100% by D.T. Chase Enterprises, Inc. ("DTCE"), which is owned by David T. Chase (33.95%), his wife Rhoda L. Chase (2.21%), his son, Arnold L. Chase (9.34%), and his daughter, Cheryl Chase Freedman (14.74%), the Arnold Chase Accumulation Trusts I and II and the David T. Chase Sprinkling Trusts IA through VA of which Arnold L. Chase and Stanley N. Bergman are co-trustees (20.15% in the aggregate), and the Cheryl Chase Freedman Accumulation Trusts I and II and the David T. Chase Sprinkling Trusts IB through VB of which Cheryl Chase Freedman and Stanley N. Bergman are co-trustees (19.61% in the aggregate). Pursuant to an agreement, CIHC has loaned 812,842 shares of Common Stock to ARI which has full use of the borrowed shares, including the right to sell, pledge or otherwise transfer the shares until termination of the agreement. Mr. Chase also disclaims beneficial ownership for purposes of
      Section 13(d) of the Exchange Act, of 382,000 shares of Common Stock, or 8.6% of the shares outstanding, owned by Rhoda L. Chase. Pursuant to an agreement, Rhoda L. Chase has loaned 335,000 shares of Common Stock to Insurance Holdings Limited Partnership ("IHLP") which has full use of the borrowed shares, including the right to sell, pledge or otherwise transfer the shares until termination of the agreement. The general partner of IHLP is Chase Insurance Corporation ("CIC"). David T. Chase, Arnold L. Chase and Cheryl Chase Freedman are executive officers of CIC. In filings on Schedule 13D with respect to the Company's Common Stock, Rhoda L. Chase, ARI, CIHC and IHLP have each stated that such person has not agreed to act together with any of the foregoing persons or with any other person or entity for the purpose of acquiring, holding, voting or disposing of shares of Common Stock, and disclaims membership in any "group" with respect to the Common Stock for purposes of Section 13(d)(3) of the Exchange Act or Rule 13d-5(b)(1) adopted thereunder. If such a group were deemed to exist, the group would be deemed to beneficially own all shares of Common Stock beneficially owned by each such person.

(7)   Includes  8,696 shares as to which Mr. Hicks claims beneficial ownership on an indirect basis.

(8)   Includes   1,894  shares  as  to  which  Mr.  Qua  disclaims  beneficial ownership.

(9) Includes 1,000 shares as to which Mr. Taylor claims beneficial ownership on an indirect basis.
(10) This amount includes 122,342 shares which are subject to immediately exercisable options and 22,481 shares owned by officers in their Acceleration Retirement Savings and Stock Ownership Plan accounts as of December 31, 1995.

*     Less than 1% of outstanding Common Stock.

Section 16(a) of the Securities Exchange Act of 1934 (the "Exchange Act") requires the Company's officers and directors, and persons who own more than 10% of the Common Stock, to file reports of ownership and changes in ownership with the Securities and Exchange Commission (the "SEC"). Officers, directors and greater than 10% stockholders are required by SEC regulations to furnish the Company with copies of all Section 16(a) forms they file.
Based solely on its review of the copies of such forms received by it or written representations from certain reporting persons that no Forms 5 were required of them, the Company believes that during the fiscal year ended December 31, 1995, all filing requirements applicable to its officers, directors and greater than 10% stockholders were complied with, except that two reports covering an initial statement of beneficial ownership and one transaction were filed late by Mr. Coats.

                            THE BOARD OF DIRECTORS;

                      COMMITTEES, MEETINGS AND FUNCTIONS
The Board of Directors of the Company met eight (8) times during 1995. No director attended fewer than 75% of the total number of meetings of directors and of any committees on which he served. The Board of Directors has established an Executive Committee, an Audit Committee and a Compensation Committee. It does not have a Nominating Committee.

The Executive Committee, which exercises the powers of the Board of Directors between regular meetings of the Board, did not meet during 1995. The membership of the Executive Committee consists of Messrs. Friedberg, Chase, Deck, Hicks and Qua. The Audit Committee met one (1) time during 1995 to review the results of the audit of the Company's 1994 financial statement by the independent auditors, review the scope of the 1995 audit, consider relevant matters pertaining to internal controls and accounting procedures, perform other customary functions of Audit Committees, and to make a recommendation to the Board of Directors on the engagement of independent auditors for fiscal year 1995. The membership of the Audit Committee consists of Messrs. Qua, Deck and Hicks.

The Compensation Committee met one (1) time during 1995 for the purpose of reviewing employee compensation and benefit arrangements. The membership of the Compensation Committee consists of Messrs. Deck, Hicks and Qua. The Report of the Compensation Committee is contained below.


COMPENSATION OF DIRECTORS

During 1995, non-employee directors of the Company continued to abide by the one-third reduction in compensation levels initiated in 1993, and accordingly received an annual retainer of $5,000 plus a fee of $500 per meeting for attending any regular or special meetings of the Board of Directors. The members of each committee of the Board of Directors, other than officers of the Company, received a fee of $500 for each meeting attended. Chairmen of committees received a fee of $750 for each meeting attended.

The First Restatement of ACCEL International Corporation 1987 Stock Incentive Plan (the "Restated Plan") provides for options to be granted every year to non-employee directors of the Company for a predetermined number of shares of Common Stock. In 1991, the year the Restated Plan was adopted, the non-employee directors were granted options for 2,000 shares each. In subsequent years, options for 1,000 shares each were granted and will continue to automatically be granted according to the Restated Plan (subject to adjustment for stock dividends, stock splits and other similar events). Newly appointed or elected non-employee directors are granted options for 2,000 shares in the year they are appointed or elected, and thereafter will receive the automatic grants. The exercise price is equal to the fair market value of a share of stock on the date the option is granted. Options become exercisable as to 50% of the shares subject to the option on completion of each full year prior to termination of the director's status as director after the date the option was granted. The options lapse on the earliest of the date 10 years after the option was granted, or the date 180 days after the termination of the director's status as director. The options shall fully vest and become completely exercisable upon the death or voluntary retirement of a director.


COMPENSATION COMMITTEE

Executive Compensation including the grant of stock options is determined by the Compensation Committee of the Board of Directors. The formal report of the Compensation Committee with respect to 1995 compensation is as follows:

                      REPORT OF THE COMPENSATION COMMITTEE

The Company's compensation package for its executive officers consists of base salary, participation in a profit sharing plan for senior officers, and periodic stock option grants or awards. The base salary for Mr. Friedberg, the Chairman of the Board, President and Chief Executive Officer, is fixed by the Committee and may be adjusted as determined periodically by the Committee after a performance review is conducted. Since Mr. Friedberg agreed to serve without salary for the current year, the Committee was not required to make any determination with respect to a salary or bonus. Base salary levels for all other executive officers are determined by Mr. Friedberg and recommended to the Committee. The amount of profit sharing compensation and stock option grants or awards, if any, are also determined by this Committee.

The Committee believes that a significant or meaningful portion of total cash compensation should be related to profitability and the achievement of fixed objectives. Consequently, the profit sharing potential for the Company's executive officers is conditioned on overall corporate performance (profitability), and achieving individual and departmental objectives tied to a percentage of total base salary.

Generally speaking, base salary levels are set and adjusted at levels which are part of the Company's budgetary process, yet are believed by the Committee to be sufficient to attract and retain qualified executives when considered with the other components of the Company's compensation structure.

Profit sharing plans were adopted for all employees of the Company and for senior officers. The overall objectives for establishing the Company's incentive compensation programs in 1995 were to enhance total compensation without adding fixed expense, modify the corporate reward systems and give managers the discretion to reward contributors, better focus management's attention on the achievement of objectives and drive accountability to all levels of the Company, and foster teamwork.

For 1995, the profit sharing goal set for all employees and the senior officers was the attainment of a predetermined level of profit by the Company. Accordingly, no profit sharing compensation was paid to any employees or senior officers in 1995. Furthermore, the freeze on base salaries put into effect during 1993 for all senior officers of the Company and its subsidiaries was continued into 1995.


In addition to approving the ACCEL Bonus Plan, the Compensation Committee determines annual stock option grants or awards to executive officers and other eligible employees. Stock options are intended to encourage key employees to remain employed by the Company by providing them with a long-term interest in the Company's overall performance as reflected by the performance of the market of the Company's Common Stock.

 Raymond H. Deck, Chairman   Kermit G. Hicks, Member   Stephen M. Qua, Member


COMPENSATION COMMITTEE INTERLOCKS AND INSIDER PARTICIPATION

Mr. Qua is associated with two automobile dealerships which are master policyholders of the Company and receive commissions from the Company in connection with credit insurance sold by such dealerships. During the fiscal year ended December 31, 1995, such dealerships received commissions in the amount of $91,670.

                            EXECUTIVE COMPENSATION
SUMMARY

The following table is a summary of certain information concerning the compensation awarded or paid to, or earned by, the Company's current Chief Executive Officer, Executive Vice President, and each of the Company's other most highly compensated executive officers whose total annual salary and bonus for the fiscal year ended December 31, 1995, exceeded $100,000 (the "named executives") during each of the last three fiscal years:

      SUMMARY COMPENSATION TABLE
                                                          Annual Compensation            Long Term Compensation
      Year            Name, Age, and Principal            Salary ($)       Bonus ($)     Securities          All Other
                      Position                                                           Underlying          Compensation
                                                                                         Options/SARs (#)    ($)(2)
      1995            Thomas H. Friedberg, 57  (1)        --               --            100,000             --
      1994            Chairman of the Board,              --               --            --                  --
      1993            President and Chief Executive       --               --            --                  --
                      Officer

      1995            Douglas J. Coats, 63     (1)        --               --            50,000              --
      1994            Executive Vice President. President --               --            --                  --
      1993            President and Chief Executive       --               --            --                  --
                      Officer

      1995            R. Max Williamson, 58  (3)          225,000          --            15,000              4,240
      1994            Chairman of the Board,              225,000          --            15,000              7,294
      1993            President and Chief Executive       225,000          --            15,000              6,152
                      Officer

      1995            Larry L. Main, 47 Senior Vice       112,000          --            10,000              2,639
      1994            President Auto After Market         112,000          --            10,000              2,605
      1993            Product Group                       112,000          --            10,500              3,064

      1995            Nicholas Z. Alexander, 60           109,000          --            10,000              4,093
      1994            Senior Vice President,              109,000          --            10,000              4,061
      1993            Secretary and General Counsel       109,000          --            10,500              2,980

      1995            William B. Johnson, 43  (4)         108,000          --            10,000              2,144
      1994            Senior Vice President Claims        108,000          --            10,000              2,112
      1993                                                108,000          --            10,500              1,734

(1) Mr. Friedberg was appointed Chairman of the Board and Chief Executive Officer of the Company on May 23, 1995. Mr. Coats was appointed
      Executive Vice President of the Company and President of Acceleration National Insurance Company on May 23, 1995. They agreed to serve without salary for the first year of their employment. In lieu of salary, they were granted stock options for 100,000 shares and 50,000 shares, respectively, of Common Stock, which options vested immediately, become exercisable one year following the date of grant, and lapse five years from the date of grant.

(2) Represents approximate amounts contributed on behalf of each such executive to the Acceleration Retirement Savings and Stock Ownership Plan.

(3) Mr. Williamson relinquished his positions with the Company as of October 15, 1995. Pursuant to the provisions of his Employment Agreement with the Company, his compensation thereunder will continue until February 28, 1997.

(4)   Mr. Johnson resigned effective December 31, 1995.

The following table sets forth information concerning individual grants of options to purchase the Company's Common Stock made to the named executives in 1995:

                                               OPTION GRANTS IN LAST FISCAL YEAR
                                    INDIVIDUAL GRANTS IN 1995                                      Potential Realizable
                                                                                                   Value at Assumed Annual
                                                                                                   Rates of Stock Price
                                                                                                   Appreciation for Option
                                                                                                   Term
  Name                        Number of            Percent of      Exercise or   Expiration        5% ($)       10% ($)
                              Securities           Total           Base Price    Date
                              Underlying           Options         ($ Sh) (1)
                              Options/SARs         Granted to
                              Granted (#)          Employees in
                                                   Fiscal Year
  Thomas H. Friedberg         100,000              43.0%           $2.125        5/23/00           $58,710      $129,733
  Douglas J. Coats            50,000               21.5%           $2.125        5/23/00           $29,355      $64,867
  R. Max Williamson           15,000               6.5%            $2.125        Expired           N/A          N/A
  Larry M. Main               10,000               4.3%            $2.125        5/23/05           $13,364      $33,867
  Nicholas Z. Alexander       10,000               4.3%            $2.125        5/23/05           $13,364      $33,867
  William B. Johnson          10,000               4.3%            $2.125        Expired           N/A          N/A

(1)   Market price of the Company's Common Stock on date of grant.

The following table sets forth certain information regarding individual exercises of stock options during 1995 by each of the named executives:

     AGGREGATED OPTION EXERCISES IN LAST FISCAL YEAR AND FY-END OPTION VALUES



     Name                       Shares         Value         Number of Securities              Value of Unexercised
                                Acquired on    Realized      Underlying Unexercised Options    In-The-Money Options at Fiscal
                                Exercise       (Mkt. Price   at Fiscal Year End (#)            Year End (1)
                                (#)            at Exercise
                                               Less
                                               Exercise
                                               Price)
                                                             Exercisable     Unexercisable     Exercisable     Unexercisable
     Thomas H. Friedberg        0              N/A           4,500           100,000           N/A             $62,500
     Douglas J. Coats           0              N/A           N/A             50,000            N/A             $31,250
     R. Max Williamson          0              N/A           N/A             N/A               N/A             N/A
     Larry L. Main              0              N/A           35,931          14,000            $6,250          N/A
     Nicholas Z. Alexander      0              N/A           39,404          14,000            $6,250          N/A
     William B. Johnson         0              N/A           N/A             N/A               N/A             N/A

(1) Intended to represent the amount by which the market price of the Company's Common Stock on December 31, 1995 ($2.75), exceeded the exercise prices of unexercised options on that date.

BENEFICIAL OWNERSHIP OF MANAGEMENT

The following table sets forth certain information regarding the named executive's beneficial ownership of the Common Stock of the Company as of January 31, 1996:

                                                Shares of Common Stock of
                                                Company Beneficially
                                                Owned

        Title of Class   Name of Officer        Number (1)  Percent of
                                                            Class
        Common Stock     Thomas H. Friedberg    14,500      *
        Common Stock     R. Max Williamson      5,419       *
        Common Stock     Larry L. Main          46,854      1%
        Common Stock     Nicholas Z. Alexander  44,642      1%
        Common Stock     William B. Johnson     N/A         N/A


[FN]
(1) The amounts shown represent the total shares owned outright by such individuals together with shares which are issuable upon the exercise of all stock options which are currently exercisable. Specifically, the following individuals have the right to acquire the shares indicated after their names, upon the exercise of such stock option: Mr. Friedberg, 4,500; Mr. Main, 39,404; Mr. Alexander, 35,931.

*     Less than 1% of outstanding Common Stock.

                            EMPLOYMENT ARRANGEMENTS

EMPLOYMENT AGREEMENT

On August 1, 1990, the Company entered into an employment agreement with R.Max Williamson pursuant to which Mr. Williamson served as Chairman, President and Chief Executive Officer of the Company. The term of the agreement was for a period of three years and provided that, unless terminated in accordance with the provisions thereof, on the first day of each month that the agreement was in effect, the remaining term thereof would automatically be extended one additional month. On December 13, 1993, the Board of Directors notified Mr. Williamson that the employment agreement would be terminated on February 28, 1997. Mr. Williamson's base salary under the agreement was $225,000 per year. In addition to a base salary, the agreement provided for a cash bonus and other employee benefits to be provided Mr. Williamson. Mr. Williamson relinquished his positions with the Company as of October 15, 1995. Pursuant to the provisions of this employment agreement with the Company, his compensation thereunder will continue until February 28, 1997.

                             CERTAIN RELATIONSHIPS

Several of the Company's directors are associated with automobile dealerships. These dealerships are master policyholders of the Company and receive commissions from the Company in connection with credit insurance sold by them. All commissions paid to automobile dealerships and agencies associated with the Company's directors are at rates determined on a basis consistent with commissions paid to non-related parties. Total commission on credit insurance business paid to all agencies relating to all directors as a group during the year ended December 31, 1995 was $180,231.

The following table sets forth those directors whose agencies received commissions in connection with the credit insurance business of the Company in excess of $60,000 in the year 1995:
            Director                                    1995
            -------------------------------------------------
            Stephen M. Qua                            $91,670
            Milton J. Taylor, Sr.                     $88,561

Also, an insurance agency of which Robert Betagole is a shareholder, received $1,734,913 through a reinsurance arrangement.

FINANCIAL PERFORMANCE

The graph below summarizes the cumulative return experienced by the Company's shareholders compared with the Russell 2,000 and NASDAQ Insurance Stocks.

               COMPARISON OF FIVE-YEAR CUMULATIVE TOTAL RETURN*
                 VS. RUSSELL 2000 AND NASDAQ INSURANCE STOCKS
                    (Performance results through 12/31/95)


Description of Graph:

      The graph charts the Value of Investment from $0 to $300 for the time period of December 31, 1990 to December 31, 1995 for ACCEL International Corp., Russell 2000 and NASDAQ Insurance. Listed below is the breakdown, by year, for each Company.



                                1991   1992  1993   1994  1995
ACCEL                   $100    $100    $45   $50    $23   $37
Russell 2000            $100    $146   $173  $206   $202  $260
NASDAQ Insurance Stocks $100    $141   $191  $204   $192  $273

* $100 invested on 1/1/90 in stock or index - including reinvestment of dividends. Fiscal year ending December 31.

          2.  PROPOSED AMENDMENT TO THE CERTIFICATE OF INCORPORATION

TO INCREASE TOTAL AUTHORIZED SHARES

In the judgment of the Board of Directors of the Company, it is deemed advisable to increase the total number of authorized shares of Common Stock from 10,000,000 to 15,000,000 by amending the Certificate of Incorporation so that the first sentence of Article Fourth will read as follows:

      FOURTH: The Corporation shall be authorized to issue two classes of shares of stock to be designated, respectively, "Preferred Stock" and "Common Stock"; the total number of shares which the Corporation shall have authority to issue is sixteen million (16,000,000); the total number of shares of Preferred Stock shall be one million (1,000,000) and each such share shall have a par value of one dollar ($1.00); and the total number of shares of Common Stock shall be fifteen million (15,000,000) and each such share shall have a par value of ten cents ($.10).

The Company's Certificate of Incorporation currently authorizes the issuance of 10,000,000 shares of Common Stock and 1,000,000 shares of Preferred Stock. As of April 12, 1996, 4,456,432 shares of Common Stock were issued and outstanding.

The Board of Directors is asking the stockholders to approve the adoption of the 1996 Stock Incentive Plan pursuant to which 1,000,000 shares of Common Stock will be available for issuance. In addition, the Board of Directors has authorized a rights offering ("Rights Offering") in which each stockholder of record on a date yet to be determined would receive rights ("Rights") to subscribe for additional shares of the Company's Common Stock. Holders of Rights would also be entitled to an oversubscription privilege. Although the number of shares which may be offered in the Rights Offering and the subscription price have not been finally determined, the Board of Directors has authorized the issuance of up to 7,000,000 shares of Common Stock.
Accordingly, it is possible that a significant number of shares of Common Stock could be issued in the Rights Offering. The Rights Offering would be subject to the effectiveness of a registration statement to be filed with the Securities and Exchange Commission and would be made only by means of a prospectus. Other than the adoption of the 1996 Stock Incentive Plan and the proposed Rights Offering, no specific transaction is presently contemplated which would result in the issuance of additional shares of Common Stock.

The Board of Directors believes it to be in the best interest of the Company and its stockholders to increase the number of authorized shares of Common Stock which would be readily available without further stockholder approval for such activities as possible acquisitions, future financing, use in connection with possible stock dividends or possible diversification into new insurance programs through the issuance of stock or stock options to independent agents and for any other corporate purposes.


The additional shares of Common Stock authorized by the proposed amendment will, if and when issued, have the same rights and privileges as the shares of Common Stock currently authorized and outstanding. Holders of shares of Common Stock of the Company have no pre-emptive rights. If the proposed amendment is adopted, additional shares of Common Stock could be issued in the discretion of the Board of Directors of the Company without further stockholder approval.

The Certificate of Incorporation contains a provision which requires the affirmative vote of not less than 80 percent of the outstanding shares of the Company entitled to elect directors for the approval of certain business combinations and other transactions with a corporation or any affiliate thereof which acquires more than five percent of the beneficial ownership of the outstanding shares of Common Stock of the Company unless such business combination or other transaction was approved by resolution of the Board of Directors of the Company prior to the acquisition by such corporation or affiliate thereof of the beneficial ownership of more than five percent of the outstanding Common Stock. This provision could have the effect of delaying, deferring or preventing a change in control of the Company.

The affirmative vote of the holders of a majority of the outstanding shares of Common Stock of the Company is required to authorize the proposed amendment to the Certificate of Incorporation.

THE BOARD OF DIRECTORS RECOMMENDS THAT YOU VOTE FOR THE AMENDMENT.

         3.  APPROVAL OF THE ADOPTION OF THE 1996 STOCK INCENTIVE PLAN

1996 STOCK INCENTIVE PLAN

Subject to stockholder approval, on March 11, 1996, the Board of Directors of the Company adopted the Company's 1996 Stock Incentive Plan (the "Plan"). The Plan, if approved by the Stockholders, will become effective June 11, 1996. The purpose of the Plan is to advance the long-term interests of the Company by (i) motivating executive, other personnel and independent agents by means of long-term incentive compensation; (ii) furthering the identity of interests of participants with those of the stockholders of the Company through the ownership and performance of the Common Stock of the Company; and (iii) permitting the Company to attract and retain directors and executive personnel upon whose judgment the successful conduct of the business of the Company largely depends.

The maximum number of shares of Common Stock with respect to which awards may be granted under the Plan is 1,000,000 and the maximum number of shares of Common Stock that may be awarded during any calendar year may not exceed 10% of the total number of issued and outstanding shares of Common Stock of the Company. The Common Stock to be issued by the Company under the Plan will be made available from authorized but unissued shares of Common Stock or from treasury shares. The Plan contains customary provisions with respect to adjustments for share splits and similar transactions and the rights of participants upon mergers and other business combinations. The Plan provides for stock option, stock appreciation rights, restricted stock, phantom stock and performance awards. No award under the Plan may be granted after June 11, 2006. The Plan may be amended or terminated at any time by the Board of Directors acting through a Committee, except that no amendment may be made without stockholder approval if the Committee determines that such approval is necessary to comply with any tax or regulatory requirement, including any approval requirement which is a prerequisite for exemptive relief from Section 16 of the Exchange Act, for which or with which the Committee determines that it is desirable to qualify or comply.

SUMMARY OF THE PROVISIONS OF THE PLAN

The following summary of the Plan is qualified in its entirety by the actual provisions of the Plan included in this Proxy Statement as Exhibit A.

Overview. The Plan permits the granting of (1) options to purchase shares of Common Stock which are either (a) non-statutory stock options ("Non-statutory Stock Options") not intended to qualify for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), or (b) options which are intended to qualify as incentive stock options under the Code ("Incentive Stock Options"), (2) stock appreciation rights in conjunction with stock options, (3) restricted stock awards, (4) phantom stock awards and (5) performance shares. All employees of the Company and its subsidiaries who hold a position of responsibility in an executive, managerial, administrative or professional capacity or independent agents who market and sell insurance written by a subsidiary of the Company, and whose performance, as determined by the Committee (as defined below under the caption "Administration") in the exercise of the Committee's sole and absolute discretion, can have an effect on the growth, profitability and success of the Company, are eligible to be participants in the Plan. In addition, the Plan provides for the grant of stock options to Directors of the Company who are not employees of the Company or any of its subsidiaries (the "Outside Directors"). The Plan is not subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended, and is not qualified under Section 401(a) of the Code.

Common Stock Available. The total number of shares of Common Stock available under the Plan is 1,000,000 shares. Of this number, up to 100,000 shares may be issued pursuant to the exercise of Outside Directors' stock options. Notwithstanding the foregoing, at no time shall the number of shares of Common Stock deemed available for grant in any fiscal year exceed 10% of the total number of issued and outstanding shares of Common Stock. The number of shares of Common Stock available for grant to any individual participant in any calendar year shall not exceed 250,000. The number of shares of Common Stock which remain available for grant pursuant to the Plan and Common Stock subject to outstanding awards will be appropriately and proportionately adjusted to reflect changes in the Company's capitalization, including stock splits, stock dividends, mergers, reorganizations, consolidations and recapitalizations. The purchase price per share under outstanding options will also be appropriately adjusted to reflect capitalization changes.

Administration. The Plan may be administered by the Compensation Committee of the Board of Directors or such other committee designated by the Board to administer the Plan under Section 3 of the Plan (the "Committee"). The Committee shall be composed of at least three directors and shall serve at the pleasure of the Board of Directors. Each member of the Committee must be a director who is a "disinterested person" under Rule 16b-3 under the Exchange Act and an "outside director" under Section 162(m) of the Code and the regulations thereunder. The Committee has the authority to select the employees and/or independent agents to be participants, to determine the type and number of awards to be granted, and to establish rules and regulations for the administration of the Plan.

Stock Options. For stock options granted to employees or independent agents under the Plan, the option price per share will be not less than 100% of the fair market value of Common Stock on the date of the grant. Payment of the option price upon exercise of an option may be made in cash, Common Stock, or a combination thereof, as set forth in the option agreement. The term of each option will be fixed by the Committee, except that Incentive Stock Options will not be exercisable after ten years from the grant date. The grant and terms of Incentive Stock Options will be limited to the extent required by the Code. Independent agents shall not be eligible to receive grants of Incentive Stock Options. In the absence of any provision in an option to the contrary
(i) options will become exercisable as to 25% of the shares of Common Stock subject to the option upon the completion of the first full year of employment or retention and as to 25% of such shares upon the completion of each full year thereafter prior to termination of the participant's relationship with the Company, and (ii) options will lapse upon the earlier of (i) 180 days after the termination of the participant's relationship with the Company if the termination is due to due to death or disability or if the participant dies within 90 days of such termination, (ii) 90 after termination of the participant's relationship with the Company for any other reason other than death, disability or gross misconduct or neglect, (iii) upon termination of the participant's relationship with the Company if the termination is the result of the participant's gross misconduct or neglect as determined by the Committee, and (iv) ten years after the option was granted. Each stock option will be evidenced by an option agreement conforming to the provisions of the Plan, in such form as is approved by the Committee from time to time. The option agreement will set forth the number of shares of Common Stock that are subject to the option, the type of option granted, the option price to be paid upon exercise, the manner in which the option is to be exercised, the option period, and such other terms as may be approved by the Committee.

Stock Appreciation Rights. Stock appreciation rights may be granted pursuant to the Plan either separately or in conjunction with other awards. Stock appreciation rights related to stock options may be granted when the option is granted, and with respect to non-statutory options, also may be granted at any time before exercise or expiration of the option. Upon exercise of a stock appreciation right, the holder will receive payment from the Company in an amount equal to the excess of the then fair market value of the Common Stock covered by the stock appreciation right over the option or grant price of the stock appreciation right. The Committee may impose such conditions or restrictions on the exercise of any stock appreciation right it deems appropriate.

Restricted Stock Awards. Restricted stock awards may be granted pursuant to the Plan. Shares of Common Stock covered by restricted stock awards may not be sold or otherwise transferred by the recipient until termination of the restrictions applicable to the awards, which restrictions will be established by the Committee and need not be the same for all such awards. Restricted stock awards shall be subject to such terms, conditions, restrictions, or limitations as the Committee deems appropriate. During the period in which any shares of Common Stock are subject to restrictions, the Committee may, in its discretion, grant to recipients all or any of the rights of stockholders with respect to such Common Stock.

Phantom Stock Awards. Awards of phantom stock may be granted under the Plan either separately or in conjunction with other awards. Phantom stock awards entitle the recipient to receive the market value or appreciation in value of a stated number of shares of Common Stock on a settlement date determined by the Committee. The Committee has complete authority to determine the terms, conditions, restrictions and limitations of such awards.

Performance Shares. Performance shares may be granted under the Plan. Performance shares are convertible into Common Stock or cash, or a combination thereof, upon the obtainment of predetermined performance targets during an established performance period. The Committee shall establish the performance targets, the performance period and the other terms, conditions, restrictions or limitations on any award of performance shares.

Outside Director Stock Options. The Plan provides for the grant to Outside Directors of options to purchase Common Stock ("Outside Director Stock Options"). See "Compensation of Directors". Each Outside Director who is elected or appointed to serve as a Director of the Company after the effective date of the Plan and who is not a Director on the effective date of the Plan, shall, upon his initial appointment or election, automatically be granted an option to purchase 2,000 shares of Common Stock. At each year's annual meeting of the stockholders of the Company commencing at the 1997 annual meeting there shall be granted automatically to each Outside Director (other than any Outside Director who first became a Director at any time during the period following the immediately preceding annual meeting of stockholders), the option to purchase 1,000 shares of Common Stock. All Outside Director Stock Options will be Non-statutory Stock Options with a 10-year term, and the purchase price per share will be 100% of the fair market value of Common Stock on the date of grant. Payment of the option price may be made in cash, Common Stock, or a combination thereof, as set forth in the option agreement. In the absence of any provision in an option to the contrary, options will become exercisable as to 50% of the shares of Common Stock subject to the option upon the completion of the first full year after the date thereof and as to 50% of such shares upon the completion of each full year thereafter prior to termination. Outside Director Stock Options not otherwise exercisable at the time of the termination of the Director's status as a Director may be exercised for 180 days following the date of such termination, as long as such period is within the original 10-year option term. Outside Director Options not otherwise exercisable at the time of the death or voluntary retirement of a Director may be exercised for a period of 180 days subject to the original term of the option.

Tax Effects. For federal income tax purposes, under existing statutes, regulations and authorities, an optionee does not realize taxable income at the time of the grant of an Incentive Stock Option, a Non-statutory Stock Option, phantom stock award or a stock appreciation right. Upon the exercise of a Non-statutory Stock Option, the Company is entitled to a compensation expense deduction in the amount by which the fair market value of the subject Common Stock exceeds the option price and the optionee realizes ordinary income in such amount. Upon the exercise of a stock appreciation right, the Company is entitled to a deduction and the optionee realizes ordinary income in the amount of the cash or fair market value of the Common Stock received. On the subsequent sale of Common Stock received upon the exercise of a Non-statutory Stock Option, the difference between the fair market value of the Common Stock on the date of receipt and the amount realized on the sale will be treated as capital gain or loss, which will be short or long term depending on the period for which the Common Stock is held prior to the sale. An optionee will have no taxable income upon the exercise of an Incentive Stock Option (except that the alternative minimum tax may apply) and generally does not realize taxable income until the sale of the Common Stock received upon exercise of the option. If a sale does not take place until at least two years after grant and one year after exercise of the option, any gain or loss realized will be treated as long term capital gain or loss. Under such circumstances, the Company will not be entitled to a deduction in connection with the grant or the exercise of the option. If a disposition occurs prior to two years after grant or one year after exercise, then the difference between the option price and the fair market value of the Common Stock on the date of exercise (or in certain cases, the amount realized on sale, if less than the market value on the date of exercise) is taxable as ordinary income to the optionee and is deductible by the Company for federal income tax purposes.

With respect to awards of phantom stock, a participant will realize ordinary income equal to the fair market value of the Common Stock or appreciation in value of the Common Stock, as applicable, on the settlement date and the Company will be entitled to a deduction in the same amount. With respect to restricted stock awards, a participant generally will realize ordinary income equal to the fair market value of the Common Stock received as of the first day that such shares of Common Stock become transferable or are not subject to substantial risk of forfeiture, whichever occurs earlier. The Company will be entitled to a deduction at that time in the same amount.

Assignment of Interest. Except as expressly provided in the Plan with respect to transfers by will or the laws of descent and distribution, no option, phantom stock awards, stock appreciation right or restricted stock award may be assigned or transferred by any participant.

Limitations on Resale of Securities. Participants who are officers or directors of the Company, including those who may be deemed "affiliates" of the Company, as such term is defined under the Securities Act, have certain limitations on their ability to resell Common Stock acquired pursuant to the Plan. Any sale of Common Stock by an employee or Outside Director also must be made in compliance with the Company's policies on trading in securities of the Company.

Amendment or Termination of the Plan. No awards may be granted under the Plan after June 11, 2006. The Plan gives the Committee the power to suspend, reinstate and terminate the Plan or any portion thereof at any time. In addition, the Committee may amend the Plan, except that, without any required stockholder approval, no such amendment may (1) materially increase the benefits to participants in the Plan, (2) materially increase the total number of shares of Common Stock that could be issued or (3) materially modify the requirements as to eligibility for participation in the Plan. The provisions of the Plan relating to the eligibility for, and the amount, price and timing of, awards to Outside Directors may not be amended, nor shall the operation of such provisions be suspended or reinstated, more than once every six months.

               SECURITY OWNERSHIP AND CERTAIN BENEFICIAL OWNERS
The following table sets forth certain information as of January 31, 1996 (except as otherwise noted) with respect to stockholders known to the Company to be the beneficial owners of more than five percent of any class of the Company's voting securities:

  Title of Class           Name and Address of Beneficial Owner           Amount of Beneficial     Percent of Class
                                                                          Ownership (1)
  Common Stock             Chase Insurance Holdings Corporation           1,351,459 Shares (2)     30.3%
                           One Commercial Plaza
                           Hartford, CT  06103

                           Rhoda L. Chase                                 382,000 (2)              8.6%
                           96 High Ridge Road
                           West Hartford, CT 06117
                           Dimensional Fund Advisors Inc                  315,119 Shares (3)       7.1%
                           1299 Ocean Avenue
                           11th Floor
                           Santa Monica, CA 90401

                           Tweedy, Browne Company L.P. and TBK            246,000 Shares (4)       5.5%
                           Partners, L.P.
                           52 Vanderbilt Avenue
                           New York, NY 10017

(1) Except as otherwise noted, the Company has no reason to believe that any beneficial owner listed above does not have sole voting and investment power with respect to these shares.

(2)   As of January 31, 1996. See footnote (6) to the Nominees Table hereof.

(3) Dimensional Fund Advisors Inc. ("Dimensional"), a registered investment advisor, is deemed to have beneficial ownership of 315,119 shares of ACCEL International Corporation stock as of December 31, 1995, all of which shares are held in portfolios of DFA Investment Dimensions Group Inc., a registered open-end investment company, or in series of the DFA Investment Trust Company, a Delaware business trust, or the DFA Group
      Trust and DFA Participation Group Trust, investment vehicles for qualified employee benefit plans, all of which Dimensional Fund Advisors Inc. serves as investment manager. Dimensional disclaims beneficial ownership of all such shares.

(4) Tweedy, Browne Company L.P. ("TBC"), a registered broker-dealer and registered investment advisor, and TBK Partners, L.P. ("TBK"), have jointly filed amendments to their respective Schedule 13D Reports (the "Schedule 13D") with the SEC. The Schedule 13D stated that TBC may be deemed to have beneficial ownership of 246,000 shares, all of which shares are held in accounts of various customers of TBC. TBC further reported that it has investment discretion with respect to all 246,000 shares and sole power to vote 171,000 shares. As a result of a disposition of shares, TBK reported that it does not beneficially own any shares. Each of TBC and TBK disclaimed beneficial ownership of the 246,000 shares held in the TBC accounts and disclaimed beneficial ownership of the shares held by the other. TBK and TBC also reported that their respective general partners, four of whom are common to each, may, solely by reason of their positions as such, be deemed to share voting power and dispositive power with respect to the shares. Finally TBC and TBK stated that the filing of the Schedule 13D should not be deemed an admission that TBC and TBK comprise a group within the meaning of Section 13(d)(3) of the Act.

                 RELATIONSHIP WITH INDEPENDENT PUBLIC AUDITORS
KPMG Peat Marwick LLP has served as the independent auditors for the company for each of the years in the two-year period ended December 31, 1995. In recent years, it has been the practice of the Board of Directors to annually review and select independent auditors for the Company. The Board of Directors intends to continue such practice and to make the selection of independent auditors later in the year. The selection of independent auditors has not therefore been made for the current fiscal year. Representatives of KPMG Peat Marwick will be present at the Annual Meeting of Stockholders with an opportunity to make a statement and will be available to respond to appropriate questions, if any, of the stockholders of the Company.

                             STOCKHOLDER PROPOSALS
Stockholders wishing to submit proposals for the Company's 1997 Proxy Statement may do so prior to December 30, 1996 by letter addressed to the Company in care of the Secretary.

                                 OTHER MATTERS
Management does not know of any other business to be presented for consideration at the meeting. If any other business properly comes before the meeting, or any adjournment or adjournments thereof, the proxy holders will vote in regard thereto according to their discretion insofar as such proxies are not limited to the contrary. The 1995 Annual Report to Stockholders is being furnished to stockholders along with this proxy statement.

                                             By   Order   of   the   Board  of
Directors

                                             Nicholas Z. Alexander, Secretary

May XX, 1996
A COPY OF THE COMPANY'S LAST ANNUAL REPORT ON FORM 10-K FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS AVAILABLE, WITHOUT CHARGE, UPON WRITTEN REQUEST OF A BENEFICIAL OWNER OF COMMON STOCK ENTITLED TO VOTE AT THE MEETING. REQUESTS FOR A COPY OF THE REPORT SHOULD BE DIRECTED TO NICHOLAS Z. ALEXANDER, SECRETARY, ACCEL INTERNATIONAL CORPORATION, 475 METRO PLACE NORTH, P.O. BOX 7000, DUBLIN, OHIO 43017.







                                   EXHIBIT A

                        ACCEL INTERNATIONAL CORPORATION

                           1996 STOCK INCENTIVE PLAN

                                  Proposal 3

                 Adopted by Board of Directors: March 11, 1996


                        ACCEL INTERNATIONAL CORPORATION
                           1996 Stock Incentive Plan

Section 1.  Purpose
      The purpose of this Plan is to advance the long-term interests of ACCEL International Corporation by (i) motivating executive and other personnel and independent agents by means of long-term incentive compensation, (ii) furthering the identity of interests of participants with those of the stockholders of the Company through the ownership and performance of the Common Stock of the Company and (iii) permitting the Company to attract and retain directors, executive personnel and independent agents upon whose judgment the successful conduct of the business of the Company largely depends. Toward this objective, the Committee may grant stock options, stock appreciation rights, restricted stock awards, phantom stock and/or performance shares to Key Employees of the Company, and shall grant stock options to non-employee directors of the Company, on the terms and subject to the conditions set forth in the Plan.

Section 2.  Definitions

      2.1. "Administrative Policies" means the administrative policies and procedures adopted and amended from time to time by the Committee to administer the Plan.

      2.2.   "Applicable Market"  means the Nasdaq National  Market or, if the


Common Stock is no longer traded in the Nasdaq National Market, then the principal national securities exchange, if any, on which the Common Stock is traded as determined by the Committee, or if the Common Stock is no longer traded in the Nasdaq National Market or on any national securities exchange, then such other market price reporting system pursuant to which the Common Stock is traded or quoted as designated by the Committee.

      2.3."Award" means any form of stock option, stock appreciation right, restricted stock award, phantom stock or performance share granted under the Plan, whether singly, in combination, or in tandem, granted, made or awarded to a Participant by the Committee pursuant to such terms, conditions, restrictions and limitations, if any, as the Committee may establish by the Award Agreement or otherwise.

      2.4."Award Agreement" means a written agreement with respect to an Award between the Company and a Participant establishing the terms, conditions, restrictions and limitations applicable to an Award. To the extent an Award Agreement is inconsistent with the terms of the Plan, the Plan shall govern the rights of the Participant thereunder.

      2.5."Board of Directors" or "Board" means the directors of the Company, as a group, serving as such from time to time.

      2.6."Code" means the Internal Revenue Code of 1986, as amended from time to time.

      2.7."Committee" means the Compensation Committee of the Board of Directors or such other committee designated by the Board to administer the Plan under Section 3 hereof.

      2.8. "Common Stock" means the Common Stock, $.10 par value, of the Company.

      2.9. "Company" means ACCEL International Corporation, a Delaware corporation.


      2.10. "Derivative Security" means any of the "derivative securities" as defined in Rule 16a-1 under the Exchange Act as such rule may be amended or superseded from time to time.

      2.11.  "Director" means a member of the Board of Directors.

      2.12. "Exchange Act" means the Securities Exchange Act of 1934, as amended.

      2.13. "Key Employee" means an employee of the Company or a Subsidiary who holds a position of responsibility in an executive, managerial, administrative or professional capacity or an independent agent who markets and sells insurance written by a Subsidiary and whose performance, as determined by the Committee in the exercise of its sole and absolute discretion, can have an effect on the growth, profitability and success of the Company. For the purpose of any provision of this Plan relating to incentive stock options, the term "Key Employee" shall be limited to mean any employee who is eligible to receive the grant of an incentive stock option pursuant to the provisions of Section 422 of the Code as amended or superseded from time to time and shall exclude any independent agent unless at the time of the Award is granted, such independent agent is eligible to receive the grant of an incentive stock option.

      2.14. "Participant" means any individual to whom an Award has been granted by the Committee under this Plan.

      2.15. "Plan" means this ACCEL International Corporation, 1996 Stock Incentive Plan, as the same may be amended from time to time.


      2.16. "Qualified Domestic Relations Order" means a qualified domestic relations order as defined by the Code or the rules thereunder if so defined therein, and, if not, as defined by Title I of the Employment Retirement Income Security Act of 1974 ("ERISA"), or the rules thereunder.

      2.17. "Section 16 Officer" means any Participant who is an "officer" of the Company within the meaning of Rule 16a-1 under the Exchange Act as such rule may be amended or superseded from time to time.

      2.18. "Subsidiary" means a corporation or other business entity in which the Company directly or indirectly has an ownership interest of fifty-one percent or more.

      2.19."Termination" means the termination of the Participant's relationship with the Company including termination of the Participant's employment, status as a Director or appointment as an independent agent. A Participant who is absent from employment or other relationship with the Company for a reason or purpose and for a period of time approved by the Committee, in its sole discretion, shall not for the period of such absence be deemed, solely because of such absence, to have suffered a Termination, unless and until the Committee otherwise determines.

Section 3.  Administration

      The Plan shall be administered under the supervision of the Committee composed of not less than three Directors each of whom shall be a "disinterested person" under Rule 16b-3 under the Exchange Act as such rule may be amended or superseded from time to time and an "outside director" under
Section 162(m) of the Code and the regulations thereunder.


      Members of the Committee shall serve at the pleasure of the Board of Directors, and may resign by written notice filed with the Chairman of the Board, President or Secretary of the Company. A vacancy in the membership of the Committee shall be filled by the appointment of a successor member by the Board of Directors. Until such vacancy is filled, the remaining members shall constitute a quorum and the action at any meeting of a majority of the entire Committee, or an action unanimously approved in writing by all Committee members, shall constitute action of the Committee. Subject to the express provisions of this Plan, the Committee shall have exclusive and final authority to: (i) construe and interpret the Plan and any Award Agreement entered into hereunder; (ii) establish, amend and rescind Administrative Policies for the administration of the Plan; and (iii) determine the "fair market value" of the Common Stock of the Company (based on the Applicable Market, if any, for the Common Stock). The Committee shall have such additional authority as the Board of Directors may from time to time determine to be necessary or desirable. Employees, agents and independent contractors of the Company or the Committee may be assigned, or employed or retained to perform, administrative, clerical and other duties of the Committee, subject to the supervision and control of the Committee; provided, however, that only the Committee may grant or award an Award under the Plan and make decisions concerning the timing, pricing and amount of any Award, except for stock options automatically granted to Directors who are not employees of the Company under Section 13 hereof.

      For so long as Directors and/or Section 16 Officers are or may be Participants in the Plan, the Committee shall not knowingly take any action, or decline to take any action, which shall cause the Plan not to meet the requirements contained in Rule 16b-3 under the Exchange Act, as such rule is amended or superseded from time to time, which permit the granting or making of Awards under the Plan to be exempt from Section 16(b) of the Exchange Act as amended or superseded from time to time.

Section 4.  Eligibility

      Except as otherwise provided herein, any Key Employee is eligible to become a Participant in the Plan. Directors of the Company, other than Directors who are employees of the Company, shall be eligible only to receive stock options pursuant to Section 13 hereof.

Section 5.  Shares Available

      (a) Shares of Common Stock available for issuance under the Plan may be authorized and unissued shares or treasury shares. Subject to the adjustments provided for in Sections 17 and 18 hereof, the maximum number of shares of Common Stock available for grant of Awards under the Plan is 1,000,000 shares. Of this total number, up to 100,000 shares may be issued pursuant to the exercise of Directors' Stock Options. Notwithstanding the foregoing, at no time shall the number of shares of Common Stock deemed to be available for grant in any fiscal year exceed ten percent of the total number of issued and outstanding shares of Common Stock of the Company. The number of shares of Common Stock available for grant to any individual Participant in any calendar year shall not exceed 250,000 shares.

      (b) For purposes of calculating the number of shares of Common Stock deemed to be granted hereunder during any fiscal year, each Award, whether denominated in stock options, stock appreciation rights, restricted stock, performance shares or phantom stock, shall be deemed to be a grant of a number of shares of Common Stock equal to the number of shares represented by the stock options, shares of restricted stock, performance shares, shares of phantom stock or stock appreciation rights set forth in the Award; provided however

           (i) in the case of any Award as to which the exercise of one right nullifies the exercisability of another (including, by way of illustration the grant of a stock option with Tandem SARs (as hereinafter defined)), the number of shares deemed to have been granted shall be the maximum number of shares (and/or cash equivalents) that could have been acquired upon the maximum exercise or settlement of the Award; and

           (ii) in the case of Performance Share Awards (as hereinafter defined) providing for payments in excess of 100% of the number of shares set forth in the Award Agreement, the number of shares granted shall be deemed to be the maximum number of shares (and/or the cash equivalent thereof) issuable under the Award at the highest level of performance.

      (c) Shares of Common Stock covered by lapsed, canceled, surrendered or terminated Awards shall be shares available for regrant under the Plan; provided, however, that the portion of any Award that has been settled by the payment of cash or the issuance of shares of Common Stock, or a combination thereof, shall not be available for re-grant under the Plan, irrespective of the value of the settlement or the method of its payment. The settlement of an Award shall not be deemed to be the grant of an Award hereunder.

Section 6.  Term

      The Plan shall become effective as of June 11, 1996, subject to approval of the Plan by the holders of a majority of the shares of Common Stock. No Awards shall be exercisable or payable before approval of the Plan has been obtained from the Company's stockholders and no Awards may be granted after June 11, 2006.

Section 7.  Participation

      The Committee shall select, from time to time, Participants from those Key Employees who, in the opinion of the Committee, can further the Plan's purpose and the Committee shall determine the type or types of Awards, if any, to be made to the Participant. Any selection by the Committee of an employee or independent agent of the Company or a Subsidiary to be a Participant in the Plan shall irrevocably constitute the Committee's concurrent and conclusive determination that such employee or independent agent is a Key Employee. In addition, all non-employee Directors shall participate in the Plan solely in the manner specified in Section 13 hereof. The terms, conditions and restrictions of each Award shall be set forth in an Award Agreement, and no Participant shall have any rights to or interest in an Award unless and until such Participant has exercised and delivered an Award Agreement with respect to such Award.

Section 8.  Stock Options

      (a) Grants. Awards may be granted in the form of stock options. Stock options may be incentive stock options within the meaning of Section 422 of the Code or nonqualified stock options (i.e., stock options which are not incentive stock options), or a combination of both, or any particular type of tax advantage option authorized by the Code from time to time.


      (b) Terms and Conditions of Options. An option shall be exercisable in whole or in such installments and at such times as may be determined by the Committee; provided, however, that no stock option shall be exercisable more than ten years after the date of grant thereof. In the absence of any provision in an option to the contrary (i) the option will become exercisable upon as to 25% of the shares of Common Stock subject to the option upon completion of the first full year of employment or retention of the Participant after the date thereof and as to 25% of such shares upon the completion of each full year thereafter prior to Termination, and (ii) the option will lapse upon the earliest of (A) 180 days after Termination of the Participant's relationship with the Company if the Termination is due to death or disability or if the Participant dies within 90 days of the Termination,
(B) 90 days after Termination if the Termination is for any reason other than death, disability or gross misconduct or neglect, (C) upon Termination if the Termination is the result of the Participant's gross misconduct or neglect as determined by the Committee, or (D) ten years after the option was granted. The option exercise price shall be established by the Committee, but such price shall not be less than the per share fair market value of the Common Stock, as determined by the Committee, on the date of the stock option's grant subject to adjustment as provided in Sections 17 or 18 hereof.

      (c) Restrictions Relating to Incentive Stock Options. Stock options issued in the form of incentive stock options shall, in addition to being subject to all applicable terms, conditions, restrictions and/or limitations established by the Committee, comply with Section 422 of the Code. Incentive stock options shall be granted only to those Key Employees who are employees of the Company and its "subsidiaries" within the meaning of Section 424 of the Code, shall not be granted to any independent agents unless permitted by
Section 422 of the Code or any successor provision and shall be granted within ten years after the date the Plan was adopted by the Board of Directors. The aggregate fair market value (determined as of the date the option is granted) of shares with respect to which incentive stock options are exercisable for the first time by an individual during any calendar year (under this Plan or any other plan of the Company or any Subsidiary which provides for the granting of incentive stock options) may not exceed $100,000 or such other number as may be applicable under the Code from time to time. Any incentive stock option that is granted to any employee who is, at the time the option is granted, deemed for purposes of Section 422 of the Code, or any successor provision, to own shares of the Company possessing more than ten percent (10%) of the total combined voting power of all classes of shares of the Company or of a parent or subsidiary of the Company shall have an option exercise price that is at least 110 percent (110%) of the fair market value of the shares at the date of grant and shall not be exercisable after the expiration of 5 years from the date it is granted.

      (d) Additional Terms and Conditions. The Committee may, in any manner not inconsistent with the Plan, by way of the Award Agreement or otherwise, establish such other terms, conditions, restrictions and/ or limitations, if any, on any stock option Award and the exercise thereof.


      (e) Payment. Upon exercise, a Participant may pay the option exercise price of a stock option (i) in cash, (ii) in shares of Common Stock, or (iii) a combination thereof, or (iv) in the sole discretion of the Committee, through a cashless exercise procedure involving a broker; provided, however, that such method and time for payment shall be permitted by and be in compliance with applicable law, or (v) such other consideration as the Committee may deem appropriate. The Committee shall establish appropriate methods for accepting Common Stock and may impose such conditions as it deems appropriate on the use of such Common Stock to exercise a stock option.

Section 9.  Stock Appreciation Rights

      (a) Grants. Awards may be granted in the form of stock appreciation rights ("SARs"). SARs shall entitle the recipient to receive a payment equal to the appreciation in market value of a stated number of shares of Common Stock from the price stated in the Award Agreement to the market value of the Common Stock on the date of exercise or surrender. A SAR may be granted in tandem with all or a portion of a related stock option under the Plan ("Tandem SARs"). Tandem SARs shall permit the optionee to surrender a stock option or portion thereof and to receive the payment to which he is entitled under the SAR Award Agreement with respect to the shares of Common Stock subject to the surrendered stock option or portion thereof. A Tandem SAR may be granted either at the time of the grant of the related stock option or at any time thereafter during the term of the stock option.

      (b) Terms and Conditions of Tandem SARs. A Tandem SAR shall be exercisable to the extent, and only to the extent, that the related stock option is exercisable. The appreciation in value of a Tandem SAR shall be the appreciation in fair market value from an amount not less than the option exercise price of the related stock option or portion thereof being surrendered to the market value of the Common Stock on the date of exercise. Upon exercise of a Tandem SAR as to some or all of the shares covered by an Award, the related stock option shall be canceled automatically to the extent of the number of SARs exercised, and such shares shall not thereafter be eligible for grant under Section 5 hereof.

      (c) Deemed Exercise. The Committee may provide that an SAR shall be deemed to be exercised at the close of business on the scheduled expiration date of such SAR, if at such time the SAR by its terms is otherwise exercisable and, if so exercised, would result in a payment to the Participant.

      (d) Additional Terms and Conditions. The Committee may, in any manner not inconsistent with the Plan, by way of the Award Agreement or otherwise, determine such other terms, conditions, restrictions and/or limitations, if any, on any SAR Award.

Section 10.  Restricted Stock Awards

      (a) Grants. Awards may be granted in the form of Restricted Stock Awards. Restricted Stock Awards consist of shares of Common Stock bearing restrictions on their transfer or otherwise as authorized by Section 10(b), below, and may be awarded to a Key Employee with or without payment of consideration by the Key Employee.

      (b) Award Restrictions. Restricted Stock Awards shall be subject to such terms, conditions, restrictions, or limitations as the Committee deems appropriate including, by way of illustration but not by way of limitation, restrictions on transferability, requirements of continued employment or individual performance or the financial performance of the Company. The Committee may modify, or accelerate the termination of, the restrictions applicable to a Restricted Stock Award under such circumstances as it deems appropriate.

      (c) Rights as Stockholders. During the period in which any shares of Common Stock are subject to the restrictions imposed under this Section 10,


the Committee may, in its discretion, grant to the Participant to whom such restricted shares have been awarded, all or any of the rights of a stockholder with respect to such shares, including, by way of illustration but not by way of limitation, the right to vote such shares and to receive dividends.


      (d) Evidence of Award. Any Restricted Stock Award granted under the Plan may be evidenced in such manner as the Committee deems appropriate, including, without limitation, book entry registration or issuance of a stock certificate or certificates.

      (e) Additional Terms and Conditions. The Committee may, in any manner not inconsistent with the Plan, by way of Award Agreement or otherwise, determine such other terms, conditions, restrictions or limitations, if any, on any Award of Restricted Stock.

Section 11.  Phantom Stock

      (a) Grants. Awards may be granted in the form of Phantom Stock Awards. Phantom Stock Awards shall entitle the Participant to receive the market value or the appreciation in value of a stated number of shares of Common Stock on a settlement date determined by the Committee.

      (b) Terms and Conditions. The Committee may, in any manner not inconsistent with the Plan, by way of Award Agreement or otherwise, determine such terms, conditions, restrictions or limitations, if any, on any Award of Phantom Stock.

Section 12.  Performance Shares

      (a) Grants. Awards may be granted in the form of performance shares. "Performance Shares" means interests the entitlement to which is based upon the attainment of pre-determined Performance Targets as hereinafter defined during a Performance Period as hereinafter defined. At the end of the Performance Period, Performance Shares shall be converted into Common Stock (or Common Stock and cash, as determined by the Award Agreement) and distributed to Participants based upon such entitlement.

      (b) Performance Criteria. The Committee may grant an Award of Performance Shares to Participants as of the first day of each Performance Period. As used herein, the term "Performance Period" means the period during which a Performance Target is measured and the term "Performance Target" means the predetermined goals established by the Committee. A Performance Target will be established at the beginning of each Performance Period. If at the end of the Performance Period, the Performance Target is fully met, the Performance Shares will be converted 100% into shares of Common Stock (or the cash equivalent thereof, as determined by the Award Agreement) and issued to the Participant. Award payments in excess of 100% shall be permitted based upon an attainment in excess of 100% of the Performance Target. If the Performance Target has not been fully met, Performance Shares will be converted and delivered only to the extent, if any, provided at the time of the grant of such Award for conversion based upon partial attainment of the Performance Target and the balance of the Performance Shares will be forfeited to the Company and available for reissuance pursuant to Section 5 hereof.

      (c) Additional Terms and Conditions. The Committee may, in any manner not inconsistent with the terms of this Plan, by way of the Award Agreement or otherwise, determine the manner of payment of Awards of Performance Shares and other terms, conditions, restrictions or limitations, if any, on any Award of Performance Shares.

Section 13.  Directors' Stock Options

      (a) Grants. Awards may be granted to non-employee Directors only in the form of stock options satisfying the requirements of this Section 13. Each person who is elected or appointed to serve as a Director of the Company after the effective date of the Plan and who is not a Director on the effective date of the Plan shall, upon his initial appointment or election as a Director, automatically be granted an option for 2,000 shares of Common Stock. At each year's annual meeting of the stockholders of the Company commencing at the 1997 annual meeting, there shall be granted automatically to each non-employee Director (other than any non-employee Director who first became a Director at any time during the period following the immediately preceding annual meeting of the stockholders of the Company), the option to purchase 1,000 shares of Common Stock. All stock options granted under this Section 13 shall be nonqualified stock options.

      (b) Option Exercise Price. The option exercise price of all stock options granted under this Section 13 shall be the per share fair market value of the outstanding shares of the Common Stock on the date such options are automatically granted. Payment of the option exercise price may be made in cash or in shares of Common Stock or a combination of cash and Common Stock to the extent provided in the Award Agreement.

      (c) Administration. Subject to the express provisions of this Section 13, the Committee shall have conclusive authority to construe and interpret any Stock Option Award granted under this Section 13 and to adopt Administrative Policies with respect thereto; provided, however, that no action shall be taken which would prevent the options granted under this
Section 13 or any Award granted under the Plan from meeting the requirements for exemption from Section 16(b) of the Exchange Act, or subsequent comparable statute, as set forth in Rule 16b-3 of the Exchange Act or any subsequent comparable rule.

      (d) Option Agreement. The options granted hereunder shall be evidenced by an option agreement, dated as of the date of the grant, which agreement shall be in such form, consistent with the terms and requirements of this
Section 13, as shall be approved by the Committee from time to time and executed on behalf of the Company by the President. The Option Agreement shall require the optionee to refrain from selling or otherwise disposing of shares so acquired for at least six months following the date of the grant of such option.

      (e) Option Period. In the absence of any provision in an option to the contrary (i) the option will become exercisable as to 50% of the shares of Common Stock subject to the option upon completion of the first full year after the date thereof and as to 50% of such shares upon the completion of each full year thereafter prior to Termination, and (ii) the option will lapse upon the earliest of (A) 180 days after Termination of the Director's status as a Director, or (B) ten years after the option was granted.

      (f) Transferability. No option granted under this Section 13 shall be transferable by the non-employee Director except by will or the laws of descent and distribution, or pursuant to a Qualified Domestic Relations Order, and during the Director's lifetime options may be exercised only by him or his guardian or legal representative or his transferee under such Qualified Domestic Relations Order.

      (g) Limitations on Exercise. To the extent an option is not otherwise exercisable at the date of the Director's death or voluntary retirement as a Director, it shall become fully exercisable upon such retirement provided, however, that Director Stock Options shall not become exercisable under this sentence prior to the expiration of six months from the date of grant. Upon such death or voluntary retirement, such options shall be exercisable for a period of 180 days, subject to the original term of the option.

Section 14.  Payment of Awards

      Except as otherwise provided herein Award Agreements may provide that, at the discretion of the Committee, payment of Awards may be made in cash, Common Stock, a combination of cash and Common Stock, or any other form of property as the Committee shall determine. The terms of Award Agreements may provide for payment of Awards in the form of a lump sum or installments, as determined by the Committee. In connection with transactions involving the exercise and cancellation of an Award (under this Section 14 or Section 25, or otherwise) held by or through a Director or a Section 16 Officer (whether or not the transaction also involves the related surrender and cancellation of a stock option) and the receipt of cash in complete or partial settlement of the Award, or the cash settlement of an equity security to satisfy the tax withholding consequences of a Derivative Security, the Committee may require that such transaction be consummated in compliance with Rule 16b-3(e) under the Exchange Act, as such rule may be amended or superseded from time to time, unless the holder of such Award waives such compliance in a writing executed by such holder and delivered to the Committee and the Committee consents to such waiver.

Section 15.  Dividends and Dividend Equivalents

      If an Award is granted in the form of a Restricted Stock Award or Phantom Stock Award, the Committee may choose, at the time of the grant of the Award, to include as part of such Award an entitlement to receive dividends or dividend equivalents, subject to such terms, conditions, restrictions or limitations, if any, as the Committee may establish. Dividends and dividend equivalents shall be paid in such form and manner and at such time as the Committee shall determine. All dividends or dividend equivalents which are not paid currently may, at the Committee's discretion, accrue interest or be reinvested into additional shares of Common Stock.

Section 16.  Assignment and Transfer; Holding Period

      The rights and interests of a Participant under the Plan, and in any Derivative Security issued or granted under the Plan, may not be assigned, sold, encumbered or transferred except, in the event of the death of a Participant, by will or the laws of descent and distribution, or except pursuant to a Qualified Domestic Relations Order.

      Except as otherwise provided in the first paragraph of this Section 16 (but such exception shall not apply if its application would cause the grant or award of the subject equity security or Derivative Security not to be exempt from section 16(b) of the Exchange Act), an equity security of the Company granted or awarded to a Director or Section 16 Officer as an Award under the Plan shall not be assigned. sold, encumbered, transferred or otherwise disposed of prior to the expiration of six months from the date of grant, and neither a Derivative Security granted or awarded to a Director or
Section 16 Officer as an Award under the Plan, nor the underlying equity security with respect to such Derivative Security, shall be assigned. sold, encumbered, transferred or otherwise disposed of prior to the expiration of six months from the date of acquisition of the Derivative Security to the date of disposition of the Derivative Security (other than upon exercise or conversion) or such underlying equity security, unless, in either case, the holder of such equity security or Derivative Security requests waiver of such restrictions in a writing delivered to the Committee and the Committee consents to such waiver.

Section 17.  Adjustments Upon Changes in Capitalization

      In the event of any change in the outstanding shares of Common Stock by reason of any reorganization, recapitalization, stock split, stock dividend, combination or exchange of shares, merger, consolidation or any change in the corporate structure or shares of the Company, the maximum aggregate number and class of shares as to which Awards may be or are required to be granted under the Plan and the shares issuable pursuant to and the exercise or purchase price payable under then outstanding Awards, shall be appropriately adjusted by the Committee whose determination shall be final. Any such adjustments may be provided for in Award Agreements.

Section 18.  Extraordinary Distributions and Pro Rata Repurchases


      In the event the Company shall at any time when an Award is outstanding make an Extraordinary Distribution (as hereinafter defined) in respect of Common Stock or effect a Pro Rata Repurchase of Common Stock (as hereinafter defined), the Committee may consider the economic impact of the Extraordinary Distribution or Pro Rata Repurchase on Participants and make such adjustments as it deems equitable under the circumstances. The determination of the Committee shall, subject to revision by the Board of Directors, be final and binding upon all Participants.

      (a) As used herein, the term "Extraordinary Distribution" means any dividend or other distribution by the Company of:
           (i) cash, where the aggregate amount of such cash dividend or distribution together with the amount of all cash dividends and distributions made during the twelve months preceding the date of payment of such dividend or other distribution, when combined with the aggregate amount of all Pro Rata Repurchases (for this purpose, including only that portion of the aggregate purchase price of such Pro Rata Repurchases which is in excess of the fair market value (as determined by the Committee) of the Common Stock repurchased during such twelve month period), exceeds ten percent (10%) of the aggregate fair market value (as determined by the Committee) of all shares of Common Stock outstanding on the record date for determining the shareholders entitled to receive such Extraordinary Distribution; or

           (ii) any shares of capital stock of the Company (other than shares of Common Stock), other securities of the Company (including evidences of indebtedness of the Company), or any other investments, assets or property of the Company (including shares of any Subsidiary of the Company), or any combination thereof.

      (b) As used herein "Pro Rata Repurchase" means any purchase of shares of Common Stock by the Company or any Subsidiary thereof, pursuant to any tender offer or exchange offer subject to section 13(e) of the Exchange Act or any successor provision of law, or pursuant to any other offer available to substantially all holders of Common Stock; provided, however, that no purchase of shares of the Company or any Subsidiary thereof made in open market transactions shall be deemed a Pro Rata Repurchase.

Section 19.  Withholding Taxes

      The Company or the applicable Subsidiary shall be entitled to deduct from any payment under the Plan, regardless of the form of such payment, the amount of all applicable income and employment tax required by law to be withheld with respect to such payment or may require the Participant to pay to it such tax prior to and as a condition of the making of such payment. In accordance with any applicable Administrative Policies it establishes, the Committee may allow a Participant to pay the amount of taxes required by law to be withheld from an Award by withholding from any payment of Common Stock due as a result of such Award, or by permitting the Participant to deliver to the Company shares of Common Stock having a fair market value, as determined by the Committee, equal to the amount of such required withholding taxes.

Section 20.  Regulatory Approvals and Listings

      Notwithstanding anything contained in this Plan to the contrary, the Company shall have no obligation to issue or deliver certificates of Common Stock evidencing Restricted Stock Awards or any other Award payable in Common Stock prior to (a) the obtaining of any approval from any governmental agency which the Company shall, in its sole discretion, determine to be necessary or advisable, (b) the admission of such shares to trading on the Applicable
Market and (c) the completion of any registration or other qualification of said shares under any state or Federal law or ruling of any governmental body which the Company shall, in its sole discretion, determine to be necessary or advisable. The Company shall have the right to require that any certificate for Common Stock issued pursuant. to the Plan or an Award bear any restrictive legend required by law and/or to evidence restrictions on the transfer of the shares under applicable law, the Award Agreement or the Plan.

Section 21.  No Right to Continued Employment or Grants

      Participation in the Plan shall not give any Key Employee any right to remain in the employ of, or continue to be retained by, the Company or any Subsidiary. The Company or, in the case of employment with, or retention by, a Subsidiary, the Subsidiary, reserves the right to terminate the employment or retention of any Key Employee at any time, subject to the terms of any agreement with such Key Employee. The adoption of this Plan shall not be deemed to give any Key Employee or any other individual any right to be selected as a Participant, to be granted any Awards hereunder or, if granted an Award, to receive any additional Awards at any subsequent time.

Section 22.  Rights as Stockholder

      No Participant shall have any rights as a stockholder as a result of participation in the Plan until the date of issuance of and only as the holder of a stock certificate in his name except, in the case of Restricted Stock Awards, to the extent such rights are granted to the Participant under Section 10(c) hereof. To the extent any person acquires a right to receive payments from the Company under this Plan, such rights shall be no greater than the rights of an unsecured creditor of the Company.

Section 23.  Responsibility and Indemnification

      No member of the Board of Directors or the Committee shall be liable to the Company, any Participant or any third party for any action or determination made in good faith with respect to the Plan and Awards thereunder, or for any matter as to which the Company's certificate of incorporation or bylaws, or any valid contract between the Company and such member, limits or negates the liability of Directors. Such members shall be entitled to indemnification and reimbursement in the manner provided in the Company's certificate of incorporation and bylaws, in any valid contract between the Company and such member, and under any directors' and officers' liability insurance coverage which may be in effect from time to time.

Section 24.  Substitution, Extension, Renewal and Regrant of Awards

      Awards may be granted under the Plan from time to time in substitution for stock options and other rights or awards held by employees of organizations who become or are about to become Key Employees of the Company or a Subsidiary as the result of a merger or consolidation of the employing organization with the Company or a Subsidiary, or the acquisition by the Company or a Subsidiary of the assets of the employing organization, or the acquisition by the Company or a Subsidiary of equity interests in the employing organization as the result of which it becomes a Subsidiary. The Committee may extend or renew outstanding Awards granted under the Plan on terms not inconsistent with the Plan.

      The Committee may accept the surrender or cancellation of outstanding Awards (to the extent not theretofore exercised, paid or settled) and grant or award new Awards in substitution therefor, which new Awards may be different types of Awards than the Awards so surrendered and/or canceled.

Section 25.  Amendment

      The Committee may suspend, reinstate and terminate the Plan or any portion thereof at any time. In addition, the Committee may, from time to time, amend the Plan in any manner, but may not without stockholder approval adopt any amendment (i) which would (a) materially increase the benefits accruing to Participants under the Plan, (b) materially increase the number of shares of Common Stock which may be issued under the Plan (except as specified in Section 17 or 18), or (c) materially modify the requirements as to eligibility for participation in the Plan, or (ii) that requires stockholder approval in order for the Plan to comply with Section 162(m) of the Code.


Notwithstanding the foregoing, the provisions of Section 13 relating to the eligibility for, and the amount, price and timing of, Awards to Directors thereunder shall not be amended, nor shall the operation of Section 13 be suspended or reinstated, more than once every six months other than to conform with changes in the Code, ERISA, or the rules thereunder.

Section 26.  Corporate Changes; Use of Funds

      The grant of an Award pursuant to the Plan shall not affect the right or power of the Company to make adjustments, reclassifications, reorganizations, or changes of its stock, securities, capital or business structure, or to merge, consolidate, dissolve, or liquidate, or to sell, lease or transfer all or any part of its business or assets. The funds received by the Company upon any exercise or settlement of an Award may be used by the Company for any corporate purpose or purposes.

Section 27.  Governing Law

      The Plan shall be governed by and construed in accordance with the laws of the State of Delaware. except as preempted by applicable Federal law.

Section 28.  Interpretation

      The Plan is designed and intended to comply with Rule 16b-3 promulgated under the Exchange Act and, to the extent applicable, with Section 162(m) of the Code and all provisions hereof shall be construed in a manner to so comply.

      [End of Plan]




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